Equity-Based Compensation - Schedule of Stock Option Activity (Details) - $ / shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options, Outstanding, Beginning balance	28,761	19,952
Options, Granted		10,146
Options, Forfeited / Cancelled		(1,282)
Options, Exercised		(55)
Options, Outstanding, Ending balance		28,761	19,952
Options, Vested and exercisable		12,739
Weighted-Average Exercise Price, Beginning balance	$ 8.65	$ 7.87
Weighted-Average Exercise Price, Granted		10.88
Weighted-Average Exercise Price, Forfeited / Cancelled		9.13
Weighted-Average Exercise Price, Exercised		4.45
Weighted-Average Exercise Price, Ending balance		8.65	$ 7.87
Weighted-Average Exercise Price, Vested and exercisable		$ 6.97
Weighted-Average Remaining Contractual Term (Years)		7 years 8 months 8 days	8 years 3 days
Weighted-Average Remaining Contractual Term (Years), Vested and exercisable		6 years 9 months 21 days
2019 Common Unit Option Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options, Outstanding, Beginning balance	28,761
Options, Granted	9,097
Options, Forfeited / Cancelled	(615)
Options, Exercised	(549)
Options, Outstanding, Ending balance	36,694	28,761
Options, Vested and exercisable	18,043
Weighted-Average Exercise Price, Beginning balance	$ 8.65
Weighted-Average Exercise Price, Granted	14.78
Weighted-Average Exercise Price, Forfeited / Cancelled	9.39
Weighted-Average Exercise Price, Exercised	7.18
Weighted-Average Exercise Price, Ending balance	10.38	$ 8.65
Weighted-Average Exercise Price, Vested and exercisable	$ 8.03
Weighted-Average Remaining Contractual Term (Years)	7 years 9 months 21 days	7 years 8 months 8 days
Weighted-Average Remaining Contractual Term (Years), Vested and exercisable	6 years 9 months 18 days
2024 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options, Granted	2,414
Options, Forfeited / Cancelled	(7)
Options, Outstanding, Ending balance	2,407
Weighted-Average Exercise Price, Granted	$ 20
Weighted-Average Exercise Price, Forfeited / Cancelled	20
Weighted-Average Exercise Price, Ending balance	$ 20
Weighted-Average Remaining Contractual Term (Years)	9 years 9 months 21 days